Stockholders' (Deficit) (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of option/warrant activity
Outstanding, beginning	8,425,824	5,765,519
Granted	350,000	2,852,537
Exercised	(100,000)	(100,000)
Expired/Cancelled	(369,838)	(92,232)
Outstanding, ending	8,305,986	8,425,824	5,765,519
Exercisable, ending	5,227,220
Range of option/warrant price per share, Granted		$ 0.05
Option Exercised	$ 0.05	0.05
Range of option/warrant price per share, Expire/Cancelled		0.05
Weighted Average Exercise Price Outstanding, beginning	0.17	0.26
Weighted Average Exercise Price, Granted	0.13	0.05
Weighted Average Exercise Price, Exercised	0.05	0.05
Weighted Average Exercise Price, Expire/Cancelled	0.36	0.05
Weighted Average Exercise Price Outstanding, ending	0.13	$ 0.17	$ 0.26
Exercisable, ending	$ 0.17
Weighted Average Contractual Life	6 years 7 months 6 days	7 years 6 months	6 years 9 months 18 days
Weighted Average Contractual Life, Exercisable	5 years 6 months
Minimum [Member]
Summary of option/warrant activity
Range of option/warrant price per share, outstanding, beginning	$ 0.05	$ 0.02
Range of option/warrant price per share, Granted	0.12
Range of option/warrant price per share, Expire/Cancelled	$ 0.35
Range of option/warrant price per share, outstanding, ending	0.05	0.05
Range of option/warrant price per share, Exercisable ending	$ 0.05
Maximum [Member]
Summary of option/warrant activity
Range of option/warrant price per share, outstanding, beginning	0.65	$ 0.65
Range of option/warrant price per share, Granted	0.13
Range of option/warrant price per share, Expire/Cancelled	$ 0.36
Range of option/warrant price per share, outstanding, ending	0.39	0.65
Range of option/warrant price per share, Exercisable ending	$ 0.39